Condensed Consolidating Financial Information Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information [Abstract]
Consolidated Condensed Balance Sheets
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$35,966	$12,218	$59,153	$—	$107,337
Receivables, net	929	123,256	314,615	—	438,800
Intercompany receivables, net	4,719	—	1,236	(5,955)	—
Inventory	—	666,819	351,350	—	1,018,169
Deferred income taxes	4,774	45,643	2,712	—	53,129
Prepaid income taxes	11,444	—	2,381	—	13,825
Prepaid expenses and other current assets	361	23,291	20,739	—	44,391
Total Current Assets	58,193	871,227	752,186	(5,955)	1,675,651
Property and Equipment, net	737	412,699	118,461	—	531,897
Intangible Assets:
Goodwill	—	1,238,664	682,252	—	1,920,916
Other intangibles, net	—	57,398	97,031	—	154,429
Investment in Subsidiaries	2,303,747	254,421	—	(2,558,168)	—
Intercompany Notes Receivable	953,682	94,334	—	(1,048,016)	—
Other Assets	55,236	20,055	15,453	(12,578)	78,166
Total Assets	$3,371,595	$2,948,798	$1,665,383	$(3,624,717)	$4,361,059
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$413	$93,076	$191,411	$—	$284,900
Intercompany payables, net	—	1,236	4,719	(5,955)	—
Accrued expenses:
Accrued payroll-related liabilities	4,636	38,172	23,558	—	66,366
Other accrued expenses	27,813	57,245	61,583	—	146,641
Income taxes payable	—	—	16,473	—	16,473
Contingent consideration liabilities	—	1,875	47,400	—	49,275
Other current liabilities	286	14,339	3,110	—	17,735
Current portion of long-term obligations	24,421	3,906	32,796	—	61,123
Total Current Liabilities	57,569	209,849	381,050	(5,955)	642,513
Long-Term Obligations, Excluding Current Portion	1,021,876	5,925	223,131	—	1,250,932
Intercompany Notes Payable	—	611,004	437,012	(1,048,016)	—
Deferred Income Taxes	—	101,698	29,573	(12,578)	118,693
Contingent Consideration Liabilities	—	733	4,477	—	5,210
Other Noncurrent Liabilities	38,044	44,893	6,668	—	89,605
Stockholders’ Equity	2,254,106	1,974,696	583,472	(2,558,168)	2,254,106
Total Liabilities and Stockholders’ Equity	$3,371,595	$2,948,798	$1,665,383	$(3,624,717)	$4,361,059

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$18,396	$18,253	$23,121	$—	$59,770
Receivables, net	—	94,435	217,373	—	311,808
Intercompany receivables, net	1,781	5,970	—	(7,751)	—
Inventory	—	690,365	210,438	—	900,803
Deferred income taxes	4,778	45,255	3,452	—	53,485
Prepaid income taxes	26,538	—	2,999	—	29,537
Prepaid expenses and other current assets	1,065	16,608	11,275	—	28,948
Total Current Assets	52,558	870,886	468,658	(7,751)	1,384,351
Property and Equipment, net	970	408,944	84,465	—	494,379
Intangible Assets:
Goodwill	—	1,226,718	463,566	—	1,690,284
Other intangibles, net	—	61,815	44,900	—	106,715
Investment in Subsidiaries	1,923,997	142,334	—	(2,066,331)	—
Intercompany Notes Receivable	711,624	39,239	—	(750,863)	—
Other Assets	41,692	17,830	3,528	(15,323)	47,727
Total Assets	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$52	$97,678	$121,605	$—	$219,335
Intercompany payables, net	—	—	7,751	(7,751)	—
Accrued expenses:
Accrued payroll-related liabilities	3,731	25,697	14,972	—	44,400
Other accrued expenses	2,258	48,805	39,359	—	90,422
Income taxes payable	—	—	2,748	—	2,748
Contingent consideration liabilities	—	1,518	40,737	—	42,255
Other current liabilities	286	16,241	541	—	17,068
Current portion of long-term obligations	32,300	9,940	29,476	—	71,716
Total Current Liabilities	38,627	199,879	257,189	(7,751)	487,944
Long-Term Obligations, Excluding Current Portion	691,670	7,549	347,543	—	1,046,762
Intercompany Notes Payable	—	681,275	69,588	(750,863)	—
Deferred Income Taxes	—	102,702	14,896	(15,323)	102,275
Contingent Consideration Liabilities	—	2,500	45,254	—	47,754
Other Noncurrent Liabilities	36,450	35,383	2,794	—	74,627
Stockholders’ Equity	1,964,094	1,738,478	327,853	(2,066,331)	1,964,094
Total Liabilities and Stockholders’ Equity	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$18,396	$18,253	$23,121	$—	$59,770
Receivables, net	—	94,435	217,373	—	311,808
Intercompany receivables, net	1,781	5,970	—	(7,751)	—
Inventory	—	690,365	210,438	—	900,803
Deferred income taxes	4,778	45,255	3,452	—	53,485
Prepaid income taxes	26,538	—	2,999	—	29,537
Prepaid expenses and other current assets	1,065	16,608	11,275	—	28,948
Total Current Assets	52,558	870,886	468,658	(7,751)	1,384,351
Property and Equipment, net	970	408,944	84,465	—	494,379
Intangible Assets:
Goodwill	—	1,226,718	463,566	—	1,690,284
Other intangibles, net	—	61,815	44,900	—	106,715
Investment in Subsidiaries	1,923,997	142,334	—	(2,066,331)	—
Intercompany Notes Receivable	711,624	39,239	—	(750,863)	—
Other Assets	41,692	17,830	3,528	(15,323)	47,727
Total Assets	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$52	$97,678	$121,605	$—	$219,335
Intercompany payables, net	—	—	7,751	(7,751)	—
Accrued expenses:
Accrued payroll-related liabilities	3,731	25,697	14,972	—	44,400
Other accrued expenses	2,258	48,805	39,359	—	90,422
Income taxes payable	—	—	2,748	—	2,748
Contingent consideration liabilities	—	1,518	40,737	—	42,255
Other current liabilities	286	16,241	541	—	17,068
Current portion of long-term obligations	32,300	9,940	29,476	—	71,716
Total Current Liabilities	38,627	199,879	257,189	(7,751)	487,944
Long-Term Obligations, Excluding Current Portion	691,670	7,549	347,543	—	1,046,762
Intercompany Notes Payable	—	681,275	69,588	(750,863)	—
Deferred Income Taxes	—	102,702	14,896	(15,323)	102,275
Contingent Consideration Liabilities	—	2,500	45,254	—	47,754
Other Noncurrent Liabilities	36,450	35,383	2,794	—	74,627
Stockholders’ Equity	1,964,094	1,738,478	327,853	(2,066,331)	1,964,094
Total Liabilities and Stockholders’ Equity	$2,730,841	$2,767,766	$1,065,117	$(2,840,268)	$3,723,456
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Balance Sheets (In thousands)

	December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and equivalents	$9,908	$17,433	$20,906	$—	$48,247
Receivables, net	—	214,805	66,959	—	281,764
Intercompany receivables, net	2,416	—	4,966	(7,382)	—
Inventory	—	595,223	141,623	—	736,846
Deferred income taxes	3,049	40,068	2,573	—	45,690
Prepaid income taxes	15,989	—	1,608	—	17,597
Prepaid expenses and other current assets	482	14,257	4,852	—	19,591
Total Current Assets	31,844	881,786	243,487	(7,382)	1,149,735
Property and Equipment, net	1,097	359,815	63,186	—	424,098
Intangible Assets:
Goodwill	—	1,080,358	395,705	—	1,476,063
Other intangibles, net	—	68,133	40,777	—	108,910
Investment in Subsidiaries	1,602,727	124,578	—	(1,727,305)	—
Intercompany Notes Receivable	781,338	—	—	(781,338)	—
Other Assets	35,283	15,771	2,324	(12,480)	40,898
Total Assets	$2,452,289	$2,530,441	$745,479	$(2,528,505)	$3,199,704
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$241	$92,218	$118,416	$—	$210,875
Intercompany payables, net	—	4,966	2,416	(7,382)	—
Accrued expenses:
Accrued payroll-related liabilities	11,076	30,520	11,660	—	53,256
Other accrued expenses	2,077	50,399	25,293	—	77,769
Income taxes payable	914	—	6,348	—	7,262
Contingent consideration liabilities	—	600	—	—	600
Other current liabilities	305	11,723	6,379	—	18,407
Current portion of long-term obligations	16,080	2,253	11,191	—	29,524
Total Current Liabilities	30,693	192,679	181,703	(7,382)	397,693
Long-Term Obligations, Excluding Current Portion	749,125	6,498	170,929	—	926,552
Intercompany Notes Payable	—	750,545	30,793	(781,338)	—
Deferred Income Taxes	—	89,497	11,779	(12,480)	88,796
Contingent Consideration Liabilities	—	3,111	78,671	—	81,782
Other Noncurrent Liabilities	28,386	30,404	2,006	—	60,796
Stockholders’ Equity	1,644,085	1,457,707	269,598	(1,727,305)	1,644,085
Total Liabilities and Stockholders’ Equity	$2,452,289	$2,530,441	$745,479	$(2,528,505)	$3,199,704

Consolidated Condensed Statements of Income
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Three Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$876,862	$450,505	$(29,273)	$1,298,094
Cost of goods sold	—	522,176	287,284	(29,273)	780,187
Gross margin	—	354,686	163,221	—	517,907
Facility and warehouse expenses	—	79,565	28,784	—	108,349
Distribution expenses	—	73,752	35,841	—	109,593
Selling, general and administrative expenses	6,813	93,549	53,184	—	153,546
Restructuring and acquisition related expenses	—	411	1,795	—	2,206
Depreciation and amortization	65	14,014	6,739	—	20,818
Operating (loss) income	(6,878)	93,395	36,878	—	123,395
Other expense (income):
Interest expense, net	13,335	81	1,784	—	15,200
Intercompany interest (income) expense, net	(13,028)	5,593	7,435	—	—
Change in fair value of contingent consideration liabilities	—	(72)	784	—	712
Other expense (income), net	45	(912)	(695)	—	(1,562)
Total other expense, net	352	4,690	9,308	—	14,350
(Loss) income before (benefit) provision for income taxes	(7,230)	88,705	27,570	—	109,045
(Benefit) provision for income taxes	(2,867)	33,973	4,494	—	35,600
Equity in earnings of subsidiaries	77,808	5,656	—	(83,464)	—
Net income	$73,445	$60,388	$23,076	$(83,464)	$73,445
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Three Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$791,672	$249,248	$(24,213)	$1,016,707
Cost of goods sold	—	477,842	153,373	(24,213)	607,002
Gross margin	—	313,830	95,875	—	409,705
Facility and warehouse expenses	—	72,037	14,702	—	86,739
Distribution expenses	—	69,758	23,894	—	93,652
Selling, general and administrative expenses	4,876	85,360	30,813	—	121,049
Restructuring and acquisition related expenses	—	70	46	—	116
Depreciation and amortization	75	12,642	3,998	—	16,715
Operating (loss) income	(4,951)	73,963	22,422	—	91,434
Other (income) expense:
Interest expense, net	6,350	47	1,567	—	7,964
Intercompany interest (income) expense, net	(9,367)	7,124	2,243	—	—
Change in fair value of contingent consideration liabilities	—	(148)	2,040	—	1,892
Other income, net	(38)	(1,220)	(416)	—	(1,674)
Total other (income) expense, net	(3,055)	5,803	5,434	—	8,182
(Loss) income before (benefit) provision for income taxes	(1,896)	68,160	16,988	—	83,252
(Benefit) provision for income taxes	(1,228)	27,844	2,588	—	29,204
Equity in earnings of subsidiaries	54,716	4,113	—	(58,829)	—
Net income	$54,048	$44,429	$14,400	$(58,829)	$54,048
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Nine Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,698,008	$1,133,369	$(85,538)	$3,745,839
Cost of goods sold	—	1,593,764	707,884	(85,538)	2,216,110
Gross margin	—	1,104,244	425,485	—	1,529,729
Facility and warehouse expenses	—	240,389	71,091	—	311,480
Distribution expenses	—	224,266	95,767	—	320,033
Selling, general and administrative expenses	20,130	282,364	134,120	—	436,614
Restructuring and acquisition related expenses	—	750	6,641	—	7,391
Depreciation and amortization	187	41,568	16,095	—	57,850
Operating (loss) income	(20,317)	314,907	101,771	—	396,361
Other (income) expense:
Interest expense, net	29,589	621	6,077	—	36,287
Intercompany interest (income) expense, net	(34,318)	16,901	17,417	—	—
Loss on debt extinguishment	2,795	—	—	—	2,795
Change in fair value of contingent consideration liabilities	—	(936)	2,701	—	1,765
Other expense (income), net	172	(2,380)	471	—	(1,737)
Total other (income) expense, net	(1,762)	14,206	26,666	—	39,110
(Loss) income before (benefit) provision for income taxes	(18,555)	300,701	75,105	—	357,251
(Benefit) provision for income taxes	(7,199)	115,625	15,066	—	123,492
Equity in earnings of subsidiaries	245,115	15,496	—	(260,611)	—
Net income	$233,759	$200,572	$60,039	$(260,611)	$233,759

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Nine Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,415,328	$709,201	$(69,514)	$3,055,015
Cost of goods sold	—	1,410,926	434,584	(69,514)	1,775,996
Gross margin	—	1,004,402	274,617	—	1,279,019
Facility and warehouse expenses	—	211,861	42,178	—	254,039
Distribution expenses	—	210,315	67,076	—	277,391
Selling, general and administrative expenses	16,082	256,001	92,378	—	364,461
Restructuring and acquisition related expenses	—	1,808	750	—	2,558
Depreciation and amortization	222	36,703	10,036	—	46,961
Operating (loss) income	(16,304)	287,714	62,199	—	333,609
Other (income) expense:
Interest expense, net	18,262	20	4,405	—	22,687
Intercompany interest (income) expense, net	(27,964)	20,987	6,977	—	—
Change in fair value of contingent consideration liabilities	—	(83)	1,870	—	1,787
Other income, net	(32)	(2,665)	(716)	—	(3,413)
Total other (income) expense, net	(9,734)	18,259	12,536	—	21,061
(Loss) income before (benefit) provision for income taxes	(6,570)	269,455	49,663	—	312,548
(Benefit) provision for income taxes	(2,924)	106,473	9,962	—	113,511
Equity in earnings of subsidiaries	202,683	9,449	—	(212,132)	—
Net income	$199,037	$172,431	$39,701	$(212,132)	$199,037

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$3,236,507	$976,710	$(90,287)	$4,122,930
Cost of goods sold	—	1,886,098	602,979	(90,287)	2,398,790
Gross margin	—	1,350,409	373,731	—	1,724,140
Facility and warehouse expenses	—	287,036	60,881	—	347,917
Distribution expenses	—	281,011	94,824	—	375,835
Selling, general and administrative expenses	21,098	346,596	127,897	—	495,591
Restructuring and acquisition related expenses	—	1,812	939	—	2,751
Depreciation and amortization	296	49,782	14,015	—	64,093
Operating (loss) income	(21,394)	384,172	75,175	—	437,953
Other (income) expense:
Interest expense	24,272	308	6,849	—	31,429
Intercompany interest (income) expense, net	(37,491)	27,377	10,114	—	—
Change in fair value of contingent consideration liabilities	—	(1,943)	3,586	—	1,643
Interest and other income, net	(43)	(3,638)	(605)	—	(4,286)
Total other (income) expense, net	(13,262)	22,104	19,944	—	28,786
(Loss) income before (benefit) provision for income taxes	(8,132)	362,068	55,231	—	409,167
(Benefit) provision for income taxes	(3,287)	140,150	11,079	—	147,942
Equity in earnings of subsidiaries	266,070	12,481	—	(278,551)	—
Net income	$261,225	$234,399	$44,152	$(278,551)	$261,225
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,975,275	$370,912	$(76,325)	$3,269,862
Cost of goods sold	—	1,721,419	232,775	(76,325)	1,877,869
Gross margin	—	1,253,856	138,137	—	1,391,993
Facility and warehouse expenses	—	261,260	32,163	—	293,423
Distribution expenses	—	257,395	30,231	—	287,626
Selling, general and administrative expenses	22,680	321,403	47,859	—	391,942
Restructuring and acquisition related expenses	—	3,438	4,152	—	7,590
Depreciation and amortization	239	44,724	4,966	—	49,929
Operating (loss) income	(22,919)	365,636	18,766	—	361,483
Other (income) expense:
Interest expense	21,839	99	2,369	—	24,307
Intercompany interest (income) expense, net	(36,018)	31,036	4,982	—	—
Loss on debt extinguishment	5,345	—	—	—	5,345
Change in fair value of contingent consideration liabilities	(2,000)	11	581	—	(1,408)
Interest and other income, net	(332)	(1,979)	(221)	—	(2,532)
Total other (income) expense, net	(11,166)	29,167	7,711	—	25,712
(Loss) income before (benefit) provision for income taxes	(11,753)	336,469	11,055	—	335,771
(Benefit) provision for income taxes	(6,034)	128,930	2,611	—	125,507
Equity in earnings of subsidiaries	215,983	3,036	—	(219,019)	—
Net income	$210,264	$210,575	$8,444	$(219,019)	$210,264
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Operations (In thousands)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Revenue	$—	$2,370,488	$113,369	$(13,976)	$2,469,881
Cost of goods sold	—	1,324,924	65,453	(13,976)	1,376,401
Gross margin	—	1,045,564	47,916	—	1,093,480
Facility and warehouse expenses	—	218,384	15,609	—	233,993
Distribution expenses	—	202,649	10,069	—	212,718
Selling, general and administrative expenses	20,873	272,797	16,558	—	310,228
Restructuring and acquisition related expenses	—	668	—	—	668
Depreciation and amortization	93	36,184	1,719	—	37,996
Operating (loss) income	(20,966)	314,882	3,961	—	297,877
Other (income) expense:
Interest expense	28,069	560	1,136	—	29,765
Intercompany interest (income) expense, net	(35,967)	34,816	1,151	—	—
Interest and other income, net	(129)	(1,548)	(336)	—	(2,013)
Total other (income) expense, net	(8,027)	33,828	1,951	—	27,752
(Loss) income before (benefit) provision for income taxes	(12,939)	281,054	2,010	—	270,125
(Benefit) provision for income taxes	(6,238)	108,737	508	—	103,007
Equity in earnings of subsidiaries	175,772	64	—	(175,836)	—
Income from continuing operations	169,071	172,381	1,502	(175,836)	167,118
Discontinued operations:
Income from discontinued operations, net of taxes	—	224	—	—	224
Gain on sale of discontinued operations, net of taxes	—	1,729	—	—	1,729
Income from discontinued operations	—	1,953	—	—	1,953
Net income	$169,071	$174,334	$1,502	$(175,836)	$169,071

Consolidated Condensed Statements of Comprehensive Income (Loss)
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Three Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$73,445	$60,388	$23,076	$(83,464)	$73,445
Other comprehensive income, net of tax:
Foreign currency translation	28,514	13,130	28,104	(41,234)	28,514
Net change in unrecognized gains/losses on derivative instruments, net of tax	625	—	127	(127)	625
Total other comprehensive income	29,139	13,130	28,231	(41,361)	29,139
Total comprehensive income	$102,584	$73,518	$51,307	$(124,825)	$102,584

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Three Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$54,048	$44,429	$14,400	$(58,829)	$54,048
Other comprehensive income (loss), net of tax:
Foreign currency translation	10,182	3,880	9,485	(13,365)	10,182
Net change in unrecognized gains/losses on derivative instruments, net of tax	(1,242)	—	(166)	166	(1,242)
Total other comprehensive income	8,940	3,880	9,319	(13,199)	8,940
Total comprehensive income	$62,988	$48,309	$23,719	$(72,028)	$62,988

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Nine Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$233,759	$200,572	$60,039	$(260,611)	$233,759
Other comprehensive income, net of tax:
Foreign currency translation	6,330	3,386	7,107	(10,493)	6,330
Net change in unrecognized gains/losses on derivative instruments, net of tax	3,986	—	903	(903)	3,986
Total other comprehensive income	10,316	3,386	8,010	(11,396)	10,316
Total comprehensive income	$244,075	$203,958	$68,049	$(272,007)	$244,075

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Nine Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$199,037	$172,431	$39,701	$(212,132)	$199,037
Other comprehensive income (loss), net of tax:
Foreign currency translation	12,518	4,965	11,735	(16,700)	12,518
Net change in unrecognized gains/losses on derivative instruments, net of tax	(4,233)	—	(619)	619	(4,233)
Total other comprehensive income	8,285	4,965	11,116	(16,081)	8,285
Total comprehensive income	$207,322	$177,396	$50,817	$(228,213)	$207,322

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$261,225	$234,399	$44,152	$(278,551)	$261,225
Other comprehensive income (loss), net of tax:
Foreign currency translation	12,921	5,278	12,334	(17,612)	12,921
Net change in unrecognized gains/losses on derivative instruments, net of tax	(3,201)	—	(519)	519	(3,201)
Total other comprehensive income	9,720	5,278	11,815	(17,093)	9,720
Total comprehensive income	$270,945	$239,677	$55,967	$(295,644)	$270,945

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (Loss) (In thousands)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$210,264	$210,575	$8,444	$(219,019)	$210,264
Other comprehensive loss, net of tax:
Foreign currency translation	(4,273)	(1,440)	(3,790)	5,230	(4,273)
Net change in unrecognized gains/losses on derivative instruments, net of tax	(9,066)	—	(1,042)	1,042	(9,066)
Total other comprehensive loss	(13,339)	(1,440)	(4,832)	6,272	(13,339)
Total comprehensive income	$196,925	$209,135	$3,612	$(212,747)	$196,925

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Comprehensive Income (In thousands)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income	$169,071	$174,334	$1,502	$(175,836)	$169,071
Other comprehensive income, net of tax:
Foreign currency translation	3,078	1,517	2,706	(4,223)	3,078
Net change in unrecognized gains/losses on derivative instruments, net of tax	8,712	—	—	—	8,712
Reversal of unrealized gain on pension plan, net of tax	(15)	(15)	—	15	(15)
Total other comprehensive income	11,775	1,502	2,706	(4,208)	11,775
Total comprehensive income	$180,846	$175,836	$4,208	$(180,044)	$180,846

Consolidated Condensed Statements of Cash Flows
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Nine Months Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$101,136	$195,524	$116,212	$(71,943)	$340,929
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1)	(40,824)	(20,301)	—	(61,126)
Proceeds from sales of property and equipment	—	1,032	427	—	1,459
Investment in unconsolidated subsidiary	—	—	(9,136)	—	(9,136)
Investment and intercompany note activity with subsidiaries	(418,205)	(84,893)	—	503,098	—
Acquisitions, net of cash acquired	—	(21,570)	(374,404)	—	(395,974)
Net cash used in investing activities	(418,206)	(146,255)	(403,414)	503,098	(464,777)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,647	—	—	—	13,647
Excess tax benefit from stock-based payments	15,998	—	—	—	15,998
Debt issuance costs	(16,830)	—	(82)	—	(16,912)
Proceeds from issuance of senior notes	600,000	—	—	—	600,000
Borrowings under revolving credit facility	315,000	—	84,758	—	399,758
Repayments under revolving credit facility	(616,000)	—	(129,313)	—	(745,313)
Borrowings under term loans	35,000	—	—	—	35,000
Repayments under term loans	(11,250)	—	—	—	(11,250)
Borrowings under receivables securitization facility	—	—	41,500	—	41,500
Repayments under receivables securitization facility	—	—	(111,500)	—	(111,500)
Repayments of other long-term debt	(925)	(7,983)	(10,610)	—	(19,518)
Payments of other obligations	—	(473)	(31,618)	—	(32,091)
Investment and intercompany note activity with parent	—	25,095	478,003	(503,098)	—
Dividends	—	(71,943)	—	71,943	—
Net cash provided by (used in) financing activities	334,640	(55,304)	321,138	(431,155)	169,319
Effect of exchange rate changes on cash and equivalents	—	—	2,096	—	2,096
Net increase (decrease) in cash and equivalents	17,570	(6,035)	36,032	—	47,567
Cash and equivalents, beginning of period	18,396	18,253	23,121	—	59,770
Cash and equivalents, end of period	$35,966	$12,218	$59,153	$—	$107,337
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Nine Months Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$134,934	$252,440	$(67,023)	$(138,279)	$182,072
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(45)	(47,446)	(13,145)	—	(60,636)
Proceeds from sales of property and equipment	—	458	234	—	692
Investment and intercompany note activity with subsidiaries	(48,690)	—	—	48,690	—
Acquisitions, net of cash acquired	—	(110,713)	(22,410)	—	(133,123)
Net cash used in investing activities	(48,735)	(157,701)	(35,321)	48,690	(193,067)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	14,187	—	—	—	14,187
Excess tax benefit from stock-based payments	11,071	—	—	—	11,071
Debt issuance costs	—	—	(175)	—	(175)
Borrowings under revolving credit facility	442,500	—	57,587	—	500,087
Repayments under revolving credit facility	(733,500)	—	(14,351)	—	(747,851)
Borrowings under term loans	200,000	—	—	—	200,000
Repayments under term loans	(14,375)	—	—	—	(14,375)
Borrowings under receivables securitization facility	—	—	77,272	—	77,272
Repayments of other long-term debt	(2,580)	(1,834)	(3,922)	—	(8,336)
Payments of other obligations	—	(600)	—	—	(600)
Investment and intercompany note activity with parent	—	47,754	936	(48,690)	—
Dividends	—	(138,279)	—	138,279	—
Net cash (used in) provided by financing activities	(82,697)	(92,959)	117,347	89,589	31,280
Effect of exchange rate changes on cash and equivalents	—	—	682	—	682
Net increase in cash and equivalents	3,502	1,780	15,685	—	20,967
Cash and equivalents, beginning of period	9,908	17,433	20,906	—	48,247
Cash and equivalents, end of period	$13,410	$19,213	$36,591	$—	$69,214

LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$150,309	$289,013	$(74,085)	$(159,047)	$206,190
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(150)	(68,344)	(19,761)	—	(88,255)
Proceeds from sales of property and equipment	—	699	358	—	1,057
Investment and intercompany note activity with subsidiaries	(132,006)	—	—	132,006	—
Cash used in acquisitions, net of cash acquired	—	(183,716)	(81,620)	—	(265,336)
Net cash used in investing activities	(132,156)	(251,361)	(101,023)	132,006	(352,534)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	17,693	—	—	—	17,693
Excess tax benefit from stock-based payments	15,737	—	—	—	15,737
Debt issuance costs	(30)	—	(223)	—	(253)
Borrowings under revolving credit facility	612,700	—	129,681	—	742,381
Repayments under revolving credit facility	(832,700)	—	(22,702)	—	(855,402)
Borrowings under term loans	200,000	—	—	—	200,000
Repayments under term loans	(20,000)	—	—	—	(20,000)
Borrowings under receivables securitization facility	—	—	82,700	—	82,700
Repayments under receivables securitization facility	—	—	(2,700)	—	(2,700)
Payments of other obligations	(3,065)	(6,861)	(13,158)	—	(23,084)
Investment and intercompany note activity with parent	—	129,076	2,930	(132,006)	—
Dividends	—	(159,047)	—	159,047	—
Net cash (used in) provided by financing activities	(9,665)	(36,832)	176,528	27,041	157,072
Effect of exchange rate changes on cash and equivalents	—	—	795	—	795
Net increase in cash and equivalents	8,488	820	2,215	—	11,523
Cash and equivalents, beginning of period	9,908	17,433	20,906	—	48,247
Cash and equivalents, end of period	$18,396	$18,253	$23,121	$—	$59,770
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$72,199	$201,029	$4,341	$(65,797)	$211,772
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(922)	(79,474)	(6,020)	—	(86,416)
Proceeds from sales of property and equipment	2	1,557	184	—	1,743
Investment and intercompany note activity with subsidiaries	(347,005)	(93,985)	—	440,990	—
Cash used in acquisitions, net of cash acquired	—	(193,292)	(293,642)	—	(486,934)
Net cash used in investing activities	(347,925)	(365,194)	(299,478)	440,990	(571,607)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	11,919	—	—	—	11,919
Excess tax benefit from stock-based payments	7,973	—	—	—	7,973
Debt issuance costs	(10,874)	—	(174)	—	(11,048)
Borrowings under revolving credit facility	748,329	—	363,040	—	1,111,369
Repayments under revolving credit facility	(227,329)	—	(226,538)	—	(453,867)
Borrowings under term loans	250,000	—	—	—	250,000
Repayments under term loans	(563,079)	—	(37,385)	—	(600,464)
Payments of other obligations	(1,640)	(849)	(1,982)	—	(4,471)
Investment and intercompany note activity with parent	—	226,872	214,118	(440,990)	—
Dividends	—	(65,797)	—	65,797	—
Net cash provided by financing activities	215,299	160,226	311,079	(375,193)	311,411
Effect of exchange rate changes on cash and equivalents	—	—	982	—	982
Net (decrease) increase in cash and equivalents	(60,427)	(3,939)	16,924	—	(47,442)
Cash and equivalents, beginning of period	70,335	21,372	3,982	—	95,689
Cash and equivalents, end of period	$9,908	$17,433	$20,906	$—	$48,247
LKQ CORPORATION AND SUBSIDIARIES Condensed Consolidating Statements of Cash Flows (In thousands)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$53,403	$163,533	$(2,115)	$(55,638)	$159,183
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(705)	(57,687)	(3,046)	—	(61,438)
Proceeds from sales of property and equipment	16	1,040	385	—	1,441
Proceeds from sale of businesses, net of cash sold	—	11,992	—	—	11,992
Investment and intercompany note activity with subsidiaries	(77,421)	—	—	77,421	—
Cash used in acquisitions, net of cash acquired	—	(121,384)	(22,194)	—	(143,578)
Net cash used in investing activities	(78,110)	(166,039)	(24,855)	77,421	(191,583)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13,962	—	—	—	13,962
Excess tax benefit from stock-based payments	15,000	—	—	—	15,000
Debt issuance costs	(419)	—	—	—	(419)
Repayments under term loans	(7,037)	—	(439)	—	(7,476)
Payments of other obligations	(850)	(399)	(856)	—	(2,105)
Investment and intercompany note activity with parent	—	56,459	20,962	(77,421)	—
Dividends	—	(55,638)	—	55,638	—
Net cash provided by financing activities	20,656	422	19,667	(21,783)	18,962
Effect of exchange rate changes on cash and equivalents	—	—	221	—	221
Net decrease in cash and equivalents	(4,051)	(2,084)	(7,082)	—	(13,217)
Cash and equivalents, beginning of period	74,386	23,456	11,064	—	108,906
Cash and equivalents, end of period	$70,335	$21,372	$3,982	$—	$95,689